Segment Information - Schedule of Revenues are Attributed to Geographic Locations (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales	$ 3,888	$ 229,650	$ 174,346	$ 72,431
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales		215,121	172,897	71,184
Foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales		$ 14,529	$ 1,449	$ 1,247